Subsequent Events (Details) R$ in Millions, $ in Millions, $ in Millions	Feb. 28, 2022 USD ($) location	Jan. 25, 2022 USD ($) T	Mar. 04, 2022 MXN ($)	Jan. 24, 2022 MXN ($)	Jan. 24, 2022 BRL (R$)
Disclosure of non-adjusting events after reporting period [line items]
Proposed payment of cash ordinary dividend			$ 11,358
ALPLA Mxico, S.A. de C.V.
Disclosure of non-adjusting events after reporting period [line items]
Investment In Plant Construction		$ 60
PET bottles plant capacity per year | T		50,000
Food grade recycled material plant capacity | T		35,000
CVI
Disclosure of non-adjusting events after reporting period [line items]
Business acquisition, percentage of voting equity interests acquired				100.00%	100.00%
Business acquisition, consideration transferred				$ 1,762	R$ 473
OK Market
Disclosure of non-adjusting events after reporting period [line items]
Business acquisition, consideration transferred	$ 47
Number of business locations acquired | location	134
Total number of business locations post acquisition | location	258